UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-01236

DWS Market Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  8/31

Date of reporting period:  5/31/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2012 (Unaudited)

DWS Select Alternative Allocation Fund
	Shares	Value ($)
Mutual Funds 80.7%
DWS Disciplined Market Neutral Fund "Institutional" (a)	8,581,800	81,269,648
DWS Emerging Markets Equity Fund "Institutional" (a)	316,302	4,576,895
DWS Enhanced Commodity Strategy Fund "Institutional" (a)	18,103,926	59,199,837
DWS Enhanced Emerging Markets Fixed Income Fund "Institutional" (a)	3,701,058	38,009,865
DWS Floating Rate Fund "Institutional" (a)	7,744,100	71,400,600
DWS Global Inflation Fund "Institutional" (a)	5,184,916	57,811,818
DWS RREEF Global Infrastructure Fund "Institutional" (a)	4,454,094	47,213,396
DWS RREEF Global Real Estate Securities Fund "Institutional" (a)	3,581,074	25,747,922

Total Mutual Funds (Cost $373,935,851)		385,229,981
Exchange-Traded Funds 18.9%
iShares S&P Global Timber & Forestry Index Fund	66,504	2,375,523
iShares S&P U.S. Preferred Stock Index Fund	432,151	16,555,705
Market Vectors Agribusiness Fund	101,318	4,741,682
SPDR Barclays Capital Convertible Securities Fund	256,529	9,468,485
SPDR Barclays Capital International Treasury Bond	569,964	33,422,689
Vanguard FTSE All World ex-U.S. Small-Cap Fund	50,106	3,913,780
WisdomTree Emerging Markets Local Debt Fund	291,540	14,119,282
WisdomTree Emerging Markets SmallCap Dividend Fund	127,134	5,478,204

Total Exchange-Traded Funds (Cost $91,860,997)		90,075,350
Cash Equivalents 0.6%
Central Cash Management Fund, 0.14% (a) (b) (Cost $3,168,815)	3,168,815	3,168,815

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $468,965,663) †	100.2	478,474,146
Other Assets and Liabilities, Net	(0.2)	(1,177,605)

Net Assets	100.0	477,296,541

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†
The cost for federal income tax purposes was $469,961,814.  At May 31, 2012, net unrealized appreciation for all securities based on tax cost was $8,512,332. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $20,761,855 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $12,249,523.

(a) Affiliated fund managed by Deutsche Investment Management Americas Inc.
(b) The rate shown is the annualized seven-day yield at period end.
FTSE: Financial Times and the London Stock Exchange
S&P: Standard & Poor's
SPDR: Standard & Poor's Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Mutual Funds	$385,229,981	$—	$—	$385,229,981
Exchange-Traded Funds	90,075,350	—	—	90,075,350
Short-Term Investments	3,168,815	—	—	3,168,815
Total	$478,474,146	$—	$—	$478,474,146

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended May 31, 2012.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Select Alternative Allocation Fund, a series of DWS Market Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	July 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	July 24, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 24, 2012